Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

October 2, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      The Community Reinvestment Act Qualified Investment Fund
File Nos. 333-71703 and 811-09221

Ladies and Gentlemen:

On behalf of The Community Reinvestment Act Qualified Investment Fund (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Trust’s Post-Effective Amendment No. 15 (the “Amendment”) to its Registration Statement on Form N-1A under the 1933 Act, which was filed on September 28, 2009, and (ii) the text of the Amendment has been filed electronically.

Questions and comments concerning this letter can be directed to the undersigned at (215) 988-3394.

Sincerely,

/s/ David Vaccaro
David Vaccaro